Description of business and significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating income	$ 238	$ 3,166	$ 3,302
Working Capital	7,016
Research and development costs	152	158	200
Advertising costs	$ 18	$ 10	$ 12
Plant and machinery
Useful Life of Assets	10 years
Furniture, fixtures and equipment | Minimum [Member]
Useful Life of Assets	5 years
Furniture, fixtures and equipment | Maximum [Member]
Useful Life of Assets	10 years
Motor vehicles
Useful Life of Assets	5 years